Forward Contract Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Summary of Assets Measured at Fair Value
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Fair value measurements using
	June 30, 2021	Level 1 inputs	Level 2 inputs	Level 3 inputs
(in thousands)
Forward contract receivable	$50	$—	$50	$—

	Fair value measurements using
	December 31, 2020	Level 1 inputs	Level 2 inputs	Level 3 inputs
(in thousands)
Forward contract receivable	$1,780	$—	$1,780	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Fair value measurements using
	As of December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in thousands)
Forward contract receivable	$1,780	—	1,780	—

	Fair value measurements using
	As of December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in thousands)
Forward contract receivable	$1,864	—	1,864	—